Income Taxes	12 Months Ended
Oct. 03, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
U.S. Tax Cuts and Jobs Act
In December 2017, new federal income tax legislation, the “Tax Cuts and Jobs Act” (Tax Act), was signed into law. The most significant impacts on the Company are as follows:
•Effective January 1, 2018, the U.S. corporate federal statutory income tax rate was reduced from 35.0% to 21.0%. Because of our fiscal year end, the Company’s fiscal 2018 statutory federal tax rate was 24.5% and is 21.0% in fiscal 2019 and thereafter.
•The Company remeasured its U.S. federal deferred tax assets and liabilities at the rate that the Company expects to be in effect when those deferred taxes will be realized (either 24.5% for fiscal 2018 or 21.0% thereafter) (Deferred Remeasurement). In fiscal 2018, the Company recognized a benefit of approximately $2.2 billion from the Deferred Remeasurement.
•A one-time tax was due on certain accumulated foreign earnings (Deemed Repatriation Tax), payable over eight years beginning in fiscal 2018. The effective tax rate was generally 15.5% on the portion of the earnings held in cash and cash equivalents and 8% on the remainder. In fiscal 2018, the Company recognized a charge for the Deemed Repatriation Tax of approximately $0.4 billion. Generally there will no longer be a U.S. federal income tax cost arising from the repatriation of foreign earnings.
•The Company will generally be eligible to claim an immediate deduction for investments in qualified fixed assets acquired and film and television productions commenced after September 27, 2017 and placed in service by the end of fiscal 2022. The immediate deduction phases out for assets placed in service in fiscal years 2023 through 2027.
•The domestic production activity deduction was eliminated in fiscal 2019 and thereafter.
•Starting in fiscal 2019, certain foreign derived income may be taxed in the U.S. at an effective rate of approximately 13% (which increases to approximately 16% in 2025) rather than the general statutory rate of 21%.
•Starting in fiscal 2019, certain foreign earnings may be taxed at a minimum effective rate of approximately 13% (which increases to approximately 16% in 2025). The Company’s policy is to expense the tax on these earnings in the period the earnings are taxable in the U.S.
Provision for Income Taxes and Deferred Tax Assets and Liabilities

Income (Loss) Before Income Taxes	2020	2019	2018

Domestic (including U.S. exports)	$4,706	$12,389	$12,914
Foreign subsidiaries(1)	(6,449)	1,534	1,815
Total income (loss) from continuing operations	(1,743)	13,923	14,729
Income (loss) from discontinued operations	(42)	726	—
	$(1,785)	$14,649	$14,729
(1) Includes goodwill and intangible asset impairment in fiscal 2020.

Income Tax Expense (Benefit)
Current	2020	2019	2018
Federal	$95	$14	$2,240
State	148	112	362
Foreign(1)	731	824	642
	974	950	3,244
Deferred
Federal(2)	279	1,829	(1,577)
State	(29)	259	(20)
Foreign(3)	(525)	(12)	16
	(275)	2,076	(1,581)
Income tax expense from continuing operations	699	3,026	1,663
Income tax expense from discontinued operations	(10)	39	—
	$689	$3,065	$1,663
(1)Includes foreign withholding taxes.
(2)Includes the Tax Act Deferred Remeasurement in fiscal 2018.
(3)Includes the tax effect of the intangible impairment in fiscal 2020.

Components of Deferred Tax (Assets) and Liabilities	October 3, 2020	September 28, 2019

Deferred tax assets
Net operating losses and tax credit carryforwards(1)	$(3,137)	$(2,181)
Accrued liabilities	(2,952)	(2,575)
Lease liabilities	(825)	(23)
Other	(652)	(540)
Total deferred tax assets	(7,566)	(5,319)
Deferred tax liabilities
Depreciable, amortizable and other property	8,574	7,710
Investment in U.S. entities	1,956	2,258
Right-of-use assets	740	—
Licensing revenues	189	573
Investment in foreign entities	266	146
Other	390	212
Total deferred tax liabilities	12,115	10,899
Net deferred tax liability before valuation allowance	4,549	5,580
Valuation allowance	2,410	1,912
Net deferred tax liability	$6,959	$7,492
(1)As of October 3, 2020 and September 28, 2019, includes approximately $1.4 billion and $1.0 billion, respectively, of International Theme Park net operating losses and approximately $0.7 billion and $0.2 billion, respectively of foreign tax credits in the U.S. The International Theme Park net operating losses are primarily in France and, to a lesser extent, Hong Kong and China. Losses in France and Hong Kong have an indefinite carryforward period and losses in China have a five-year carryforward period. Foreign tax credits in the U.S. have a ten-year carryforward period.
The following table details the change in valuation allowance for fiscal 2020, 2019 and 2018 (in billions):

	Balance at Beginning of Period	Charges to Tax Expense	Changes Due to TFCF Acquisition	Balance at End of Period
Year ended October 3, 2020	$1.9	$0.6	$(0.1)	$2.4
Year ended September 28, 2019	1.4	(0.1)	0.6	1.9
Year ended September 29, 2018	1.7	(0.3)	—	1.4
Reconciliation of the effective income tax rate to the federal rate for continuing operations

	2020	2019	2018
Federal income tax rate	21.0%	21.0%	24.5%
State taxes, net of federal benefit	3.4	2.2	1.9
Foreign derived income	—	(1.1)	—
Domestic production activity deduction	—	—	(1.4)
Goodwill impairment	(41.1)	—	—
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(13.2)	0.1	(1.1)
Legislative changes	4.4	(0.3)	(11.5)
Valuation allowance	(14.6)	0.1	0.4
Other, including tax reserves and related interest	—	(0.3)	(1.5)
	(40.1%)	21.7%	11.3%
Unrecognized tax benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, excluding the related accrual for interest, is as follows:

	2020	2019	2018
Balance at the beginning of the year	$2,952	$648	$832
Increases due to acquisitions	34	2,728	—
Increases for current year tax positions	26	84	64
Increases for prior year tax positions	134	143	48
Decreases in prior year tax positions	(99)	(61)	(135)
Settlements with taxing authorities	(307)	(590)	(161)
Balance at the end of the year	$2,740	$2,952	$648
The fiscal year-end 2020, 2019 and 2018 balances include $2.1 billion, $2.4 billion and $0.5 billion, respectively, that if recognized, would reduce our income tax expense and effective tax rate. These amounts are net of the offsetting benefits from other tax jurisdictions.
At October 3, 2020, September 28, 2019 and September 29, 2018, the Company had $1.1 billion, $1.0 billion and $0.2 billion, respectively, in accrued interest and penalties related to unrecognized tax benefits. During fiscal 2020, 2019 and 2018, the Company recorded additional interest and penalties of $211 million, $802 million (of which the substantial majority is due to the acquisition of TFCF) and $47 million, respectively, and recorded reductions in accrued interest and penalties of $101 million, $96 million and $100 million, respectively, as a result of audit settlements and other prior-year adjustments. The Company’s policy is to report interest and penalties as a component of income tax expense.
The Company is no longer subject to U.S. federal examination for years prior to 2017 for The Walt Disney Company and for years prior to 2014 for TFCF. The Company is no longer subject to examination in any of its major state or foreign tax jurisdictions for years prior to 2008.
In the next twelve months, it is reasonably possible that our unrecognized tax benefits could change due to the resolution of certain tax matters, which could include payments on those tax matters. These resolutions and payments could reduce our unrecognized tax benefits by $334 million.
Intra-Entity Transfers of Assets Other Than Inventory
At the beginning of fiscal 2019, the Company adopted new FASB accounting guidance that requires recognition of the income tax consequences of an intra-entity transfer of an asset (other than inventory) when the transfer occurs instead of when the asset is ultimately sold to an outside party. In the first quarter of fiscal 2019, the Company recorded a $0.2 billion deferred tax asset with an offsetting increase to retained earnings.
Other
In fiscal 2020, 2019 and 2018, the Company recognized income tax benefits of $64 million, $41 million and $52 million, respectively for the excess of equity-based compensation deductions over amounts recorded based on the grant date fair value.